FAIR VALUE MEASUREMENTS - Fair value of private placement warrants (Details) - Level 3 - Private Placement Warrants	Sep. 30, 2025 $ / shares Y	Dec. 31, 2024 $ / shares	Dec. 31, 2024 Y	Dec. 31, 2024	Dec. 31, 2023 Y $ / shares
Stock price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	12.2	11.55			11.05
Exercise price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	11.5	11.5			11.5
Expected term (in years)
FAIR VALUE MEASUREMENTS
Derivative liability measurement input | Y	6.03		5.78		5.28
Volatility
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.022			0.03	2.8
Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.0377			0.0432	0.0377
Fair value
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.15	0.06		0.0006	0.0002
Probability of Business Combination
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.049			0.023	0.012